GOING CONCERN AND MANAGEMENT'S PLAN	3 Months Ended
Mar. 31, 2014
GOING CONCERN AND MANAGEMENT'S PLAN [Abstract]
GOING CONCERN AND MANAGEMENT'S PLAN

NOTE 2 - GOING CONCERN AND MANAGEMENT'S PLAN

The  Company's  financial  statements  for the three months ended March 31, 2014 have been prepared on a going concern basis,  which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business.  The Company reported an accumulated deficit of $10,500 as of March

31, 2014. The Company did not recognize  revenues from its activities during the three months  ended March 31, 2014 and 2014 nor during the years ended  December

31, 2013 and 2012.  These  factors raise  substantial  doubt about the Company's ability to continue as a going concern.

The Company is currently  addressing its liquidity issues by seeking  investment capital  through  private  placement of common  stock  and/or debt.  The Company intends to use any funds raised to support its efforts in assessing  its farmout prospect for oil and gas and exploration.